Cover	May 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2025
Entity File Number	000-52142
Entity Registrant Name	GIVBUX, INC.
Entity Central Index Key	0001169138
Entity Tax Identification Number	84-1609495
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2751 W Coast Hwy
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92663
City Area Code	844
Local Phone Number	448-2899
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock Par Value $0.001 per share
Trading Symbol	GBUX
Entity Emerging Growth Company	false